USE OF JUDGMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2024
USE OF JUDGMENTS AND ESTIMATES [Abstract]
USE OF JUDGMENTS AND ESTIMATES
3.	USE OF JUDGMENTS AND ESTIMATES

Estimates and judgments are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates may not be equal to the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Income taxes

Income tax expense, deferred tax assets and liabilities, and reserves for uncertain tax positions reflect management’s best assessment of estimated future taxes to be paid. The Group is subject to income taxes in Singapore and numerous other jurisdictions. Significant judgments and estimates are required in determining the income tax expense.

In determining the current income tax provision, management assesses temporary differences resulting from differing treatments of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded in the consolidated statements of financial position. When management assesses deductible temporary differences, including those originating from tax losses carried forward, management must assess the probability that these will be recovered through adjustments to future taxable income. To the extent the management believes recovery is not probable, no deferred tax asset is recognized.

Forecasting future income requires the use of a significant amount of judgment. In estimating future income, management uses internal operating budgets and long-range planning projections. Management develops its budgets and long-range projections based on recent results, trends and economic and industry forecasts influencing the Group’s performance. Significant changes in management’s judgment related to the expected realizability of deductible temporary differences result in an adjustment to the associated deferred tax asset.

The calculation of income tax expense involves dealing with uncertainties in the application of complex tax laws and regulations in numerous jurisdictions in which the Group operates. Management recognizes tax benefits related to uncertain tax positions when, in management’s judgment, it is more likely than not that such positions will be sustained on examination, including resolutions of any related appeals or litigation, based on the technical merits. Management adjusts liabilities for uncertain tax positions when its judgment changes as a result of new information previously unavailable. Due to the complexity of some of these uncertainties, their ultimate resolution may result in payments that are materially different from current estimates. Any such differences will be reflected as adjustments to income tax expenses in the periods in which they are determined.

Share-based payments

The determination of the fair value of the Group’s ordinary shares and the share awards involves significant judgment and estimates. The Group determined the fair value of the share awards using the Binomial option valuation model. Estimates such as stock price, volatility of the Group’s ordinary shares, risk-free interest rate, exercise multiple and the expected dividend yield were used in the valuation model.

During the period from January 1, 2023 to April 13, 2023 and the years ended December 31, 2022, the Group determined the fair value of the Group’s ordinary shares, or the stock price, used in the determination of the fair value of the share awards, using the discounted cash flow model. Estimates such as the Group’s stage of development, financial condition and operating results, general market conditions and the lack of marketability of the Group’s ordinary shares were used in the valuation model.

After April 13, 2023, the Group determined the fair value of the Group’s ordinary shares, or the stock price, used in the determination of the fair value of the share awards, using the market approach based on the closing price of the Group on the grant date.

The fair value of the Group’s ordinary shares and the share awards were determined by the Group with the assistance of an independent third-party valuation firm.

Fair value of financial instruments

Fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety. The type and level of judgment required is dependent on the amount of observable market-based data available to the Group. For financial instruments valued using valuation models and techniques that use significant unobservable inputs and are therefore classified within level 3 of the fair value hierarchy, judgments used to estimate fair value are more significant than those required when estimating the fair value of instruments classified within levels 1 and 2.

In determining the estimate of fair value for an instrument within level 3, the management firstly determines the appropriate and reasonable valuation model and technique to use. Second, the lack of availability of market-based data requires management to assess relevant empirical data in deriving valuation inputs with significant judgements and assumption. Details of the significant unobservable inputs used in the level 3 valuation are presented in Note 4.

Estimation of unobservable market inputs or other factors can affect the amount of gain or loss recorded in the reporting period and the amount of the position as at year end. The Group believes the estimates applied to be based on reasonable assumptions, but which are inherently uncertain. As a result, actual results may differ from the assumptions and judgments used to determine fair value of the financial instruments acquired. Changes in these estimates and assumptions and valuation model or techniques may have a material effect on the Group’s financial condition and results of operations.

Assessment of the asset acquisition

The acquisition of Asia Freeport Holdings Pte. Ltd. was assessed as an asset acquisition by applying the optional concentration test described in Note 2(ab). Management applied judgment in identifying the assets acquired, their relative fair value, and if the “substantially all” criterion has been met, based on the previous elements.

To apply the optional concentration test, the Group estimated the fair value of investment properties at the closing date using the discounted cash flow model under the income approach with the assistance of an independent valuation specialist. The key input to the model used for determining the value of the investment properties include the operation projection and the discount rate, which is 7.75%.

Identified intangible assets acquired from business combinations

The identified intangible assets acquired from business combinations typically do not have observable prices and measuring their fair values typically involves the use of valuation models and unobservable inputs that are subject to significant estimates and assumptions. These estimates and assumptions can include, among others, the cash flows that an asset is expected to generate in the future and discount rates. The Group believes the estimates applied to be based on reasonable assumptions, but which are inherently uncertain and, as a result, actual results may differ from estimates.

Impairment of indefinite-lived intangible assets and goodwill

Fair value of indefinite-lived intangible assets and goodwill is estimated to determine the recoverable amount in an impairment test. The determination of fair value requires the use of estimates in respect of forecast cash flows, discount rates and other management judgments. The Group believes the estimates applied to be based on reasonable assumptions, but which are inherently uncertain and, as a result, actual results may differ from estimates.